Taxation	12 Months Ended
Dec. 31, 2025
Taxation
Taxation

21. Taxation

(a)	Value added tax (“VAT”)

The Group is subject to VAT rate of 13% for revenue from sales of vehicles, sales of charging stalls, goods from online store, parts and accessories in the PRC, VAT rate of 6% for revenue from provision of commission service in the PRC.

One of the Group’s subsidiaries is subject to 13% VAT for sales of self-developed software products. The subsidiary is entitled to a VAT refund in excess of 3% output VAT on the total VAT payable, after completing the registration with relevant authorities and obtaining a refund approval from local tax bureau.

(b)	Income taxes

Cayman Islands

The Company is incorporated in the Cayman Islands and conducts most of its business through its subsidiaries located in Mainland China and Hong Kong. Under the current laws of the Cayman Islands, the Company is not subject to tax on either income or capital gain. Additionally, upon payments of dividends to the shareholders, no Cayman Islands withholding tax will be imposed.

Mainland China

Three, four and four entities in the Group applied preferential enterprise income tax rate of 15% for the years ended December 31, 2023, 2024 and 2025, respectively, being qualified as “high and new technology enterprise” under the PRC Enterprise Income Tax law (the “EIT Law”). The high and new technology enterprise certificate is effective for a period of three years. One entity is in line with China’s Western Region Development Strategy for a preferential enterprise income tax rate of 15% from the year ended December 31, 2023 to the year ending December 31, 2030.

One subsidiary was awarded as a Software Enterprise in March 2022 and was thereby entitled to income tax exemption for two years beginning from its first profitable calendar year since 2022, and a 50% reduction in the standard statutory income tax rate for the subsequent three consecutive years. The subsidiary was also approved as a “National Encouraged Key Software Enterprises” in May 2024 and May 2025. Entities recognized as “National Encouraged Key Software Enterprises” will be exempted from enterprise income tax for the first five years, commencing from the first year of profitable operation after offsetting tax losses generating from prior years, and be subject to a preferential income tax rate of 10% after the first five years. Accordingly, the subsidiary was qualified to enjoy the preferential income tax rate of 0% in calendar year 2024. The “National Encouraged Key Software Enterprises” status is subject to annual evaluation and approval by the relevant authorities, and the timing of annual review and approval by the relevant authorities vary from year to year. The related reduction in income tax expense as a result of official approval confirming “National Encouraged Key Software Enterprises” status is accounted for upon receipt of such approval. Therefore, for the calendar year of 2025, the subsidiary applied preferential income tax rate of 12.5% (50% reduction in the standard statutory income tax rate) as a Software Enterprise. Other Chinese companies are subject to enterprise income tax at a uniform rate of 25% as of December 31, 2025.

Under the EIT Law enacted by the National People’s Congress of PRC on March 16, 2007 and its implementation rules which became effective on January 1, 2008, dividends generated after January 1, 2008 and payable by a foreign investment enterprise in the PRC to its foreign investors who are non-resident enterprises are subject to a 10% withholding tax, unless any such foreign investor’s jurisdiction of incorporation has a tax treaty with the PRC that provides for a different withholding arrangement. Under the taxation arrangement between the PRC and Hong Kong, a qualified Hong Kong tax resident which is the “beneficial owner” and directly holds 25% or more of the equity interest in a PRC resident enterprise is entitled to a reduced withholding tax rate of 5%. The Cayman Islands, where the Company was incorporated, does not have a tax treaty with PRC.

21. Taxation (continued)

(b)	Income taxes (continued)

The EIT Law also provides that an enterprise established under the laws of a foreign country or region but whose “de facto management body” is located in the PRC be treated as a resident enterprise for PRC tax purposes and consequently be subject to the PRC income tax at the rate of 25% for its global income. The Implementing Rules of the EIT Law merely define the location of the “de facto management body” as “the place where the exercising, in substance, of the overall management and control of the production and business operation, personnel, accounting, properties, etc., of a non - PRC company is located”. Based on a review of surrounding facts and circumstances, the Group does not believe that it is likely that its operations outside of the PRC will be considered a resident enterprise for PRC tax purposes. However, due to limited guidance and implementation history of the EIT Law, there is uncertainty as to the application of the EIT Law. Should the Company be treated as a resident enterprise for PRC tax purposes, the Company will be subject to PRC income tax on worldwide income at a uniform tax rate of 25%.

According to relevant laws and regulations promulgated by the State Administration of Tax (“STA”) of the PRC, enterprises engaging in research and development activities were entitled to claim 150% of their research and development expenses incurred as tax deductible expenses when determining their assessable profits for that year (the “Super R&D Deduction”). The STA of the PRC announced in September 2018 that enterprises engaging in research and development activities would be entitled to claim 175% of their research and development expenses as Super R&D Deduction until December 31, 2023. The STA of the PRC announced in September 2022 to increase the Super R&D Deduction rate to 200% from October 1, 2022 to December 31, 2022. Subsequently, the STA of the PRC further announced in March 2023 that the Super R&D Deduction rate of 200% continues to be applied from January 1, 2023, until when new announcement is released by STA of the PRC.

Withholding tax on undistributed dividends

According to the current EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which have an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to the PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

The Group intends to indefinitely reinvest all the undistributed earnings of PRC subsidiaries and VIEs in China, and does not plan to have any of its PRC subsidiaries to distribute any dividend out of PRC; therefore, no withholding tax is expected to be incurred in the foreseeable future.

Hong Kong

Under the current Hong Kong Inland Revenue Ordinance, the subsidiaries of the Group incorporated in Hong Kong are subject to 16.5% Hong Kong profit tax on their taxable income generated from operations in Hong Kong. Additionally, payments of dividends by the subsidiaries incorporated in Hong Kong to the Company are not subject to any Hong Kong withholding tax.

21. Taxation (Continued)

(b)	Income taxes (continued)

Global Anti-base Erosion Rules

The Organisation for Economic Co-operation and Development, or the OECD, published the “Global Anti-Base Erosion Model Rules” (“GloBE”) in 2021, which introduced a global minimum tax of 15% for certain multinational enterprises, or the Pillar Two Rules. Certain jurisdictions in which the Group operates have implemented the Pillar Two Rules. Under the Pillar Two legislation, the Group is liable to pay a top-up tax for the difference between its GloBE effective tax rate in each jurisdiction and the 15% minimum rate. The Group has conducted an assessment of the Pillar Two transitional safe harbour rules and the full Pillar Two rules and made certain current income tax provisions to reflect the impact from the Pillar Two legislation for the year ended December 31, 2025.

Income before income tax for the years presented is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Mainland China	10,232,260	8,973,646	646,374
Non-Mainland China jurisdictions	219,503	341,978	650,761
Total income before income tax	10,451,763	9,315,624	1,297,135

Composition of income tax (benefit)/expense for the years presented is as follows:

	For the Year Ended December 31,
	2023	2024	2025
Current income tax expense
Mainland China	441,098	1,320,074	988,072
Non-Mainland China jurisdictions	5,127	107	95,127
Total current income tax expense	446,225	1,320,181	1,083,199
Deferred income tax benefit
Mainland China	(1,803,587)	(49,807)	(921,813)
Non-Mainland China jurisdictions	—	—	(3,679)
Total deferred income tax benefit	(1,803,587)	(49,807)	(925,492)
Total income tax (benefit)/expense
Mainland China	(1,362,489)	1,270,267	66,259
Non-Mainland China jurisdictions	5,127	107	91,448
Total income tax (benefit)/expense	(1,357,362)	1,270,374	157,707

21. Taxation (Continued)

(b)	Income taxes (continued)

Upon adoption of ASU 2023-09, Improvements to Income Tax Disclosures, as described in Note 3, Recent accounting pronouncements, reconciliations of the income tax expense computed by applying Mainland China statutory income tax rate of 25% to the Group’s income before income tax for the year ended December 31, 2025 was as follows (in thousands, except for percentages):

	For the Year Ended
	December 31, 2025
	Amount	Percent
Mainland China statutory income tax rate	324,284	25.0%
Domestic income taxes
Tax effect of tax-exempt entity and preferential tax rate	(618,638)	(47.7)%
Change in valuation allowance	483,390	37.3%
Tax effect of Super R&D Deduction	(402,584)	(31.0)%
Share-based compensation expenses and other non-deductible expense	422,068	32.5%
Other adjustments	24,090	1.9%
Non-Mainland China tax effects
Hong Kong
Non-taxable items	(102,694)	(7.9)%
Pillar Two	86,052	6.6%
Statutory tax rate difference between Hong Kong and Mainland China	(55,961)	(4.3)%
Other adjustments	2,379	0.2%
Cayman
Statutory tax rate difference between Cayman and Mainland China	(7,376)	(0.6)%
Other non-Mainland China jurisdictions	2,697	0.2%
Income tax expense	157,707	12.2%

Reconciliations of the income tax (benefit)/expense computed by applying Mainland China statutory income tax rate of 25% to the Group’s income before income tax for the years ended December 31, 2023 and 2024 in accordance with the guidance prior to the adoption of ASU 2023-09 was as follows:

	For the Year Ended December 31,
	2023	2024
Income before income tax	10,451,763	9,315,624
Income tax expense computed at Mainland China statutory income tax rate of 25%	2,612,941	2,328,906
Tax effect of tax‑exempt entity and preferential tax rate	(1,613,371)	(797,326)
Tax effect of Super R&D Deduction and others	(1,055,404)	(954,781)
Non‑deductible expenses	512,572	611,424
Change in valuation allowance	(1,814,100)	82,151
Income tax (benefit)/expense	(1,357,362)	1,270,374

21. Taxation (Continued)

(b)	Income taxes (continued)

	For the Year Ended December 31,
	2023	2024	2025
Tax effect of tax‑exempt entity and preferential tax rate	1,613,371	797,326	618,638
Effect of tax holiday on basic net earnings per share	0.82	0.40	0.31
Effect of tax holiday on diluted net earnings per share	0.76	0.37	0.29

Income taxes paid for Mainland China and non-Mainland China jurisdictions for the year ended December 31, 2025 was RMB1,459,615 and RMB5,254, respectively.

(c)	Deferred taxes

The Group monitors the realizability of deferred tax assets taking into account all relevant factors at each reporting period. As of December 31, 2024 and 2025, based on the relevant weight of positive and negative evidence, including the amount of taxable income in this year which is objective and verifiable, and consideration of expected future taxable income, the Group concluded that it is more likely than not that deferred tax assets related to certain subsidiaries are realizable. A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The statutory income tax rate of 25% or applicable preferential income tax rates were applied when calculating deferred tax assets.

The Group’s deferred tax assets/(liabilities) consist of the following components:

	As of December 31,
	2024	2025
Deferred tax assets:
Net operating loss carryforwards	1,564,993	2,102,111
Warranty reserves	1,397,501	1,917,812
Others	378,106	413,950
Total deferred tax assets	3,340,600	4,433,873
Less: Valuation allowance	(381,506)	(876,765)
Deferred tax assets, net of valuation allowance	2,959,094	3,557,108
Deferred tax liabilities:
Accelerated tax depreciation and others	(1,264,976)	(909,589)
Fair value change of certain investments	(16,937)	(4,965)
Total deferred tax liabilities	(1,281,913)	(914,554)
Deferred tax assets, net	1,677,181	2,642,554

Movement of valuation allowance is as follow:

	As of December 31,
	2024	2025
Valuation allowance
Balance at beginning of the year	299,355	381,506
Additions	88,236	495,259
Reversals	(6,085)	—
Balance at end of the year	381,506	876,765

21. Taxation (Continued)

(c)	Deferred taxes (continued)

As of December 31, 2025, the Group had net operating loss carryforwards of approximately RMB9,831,807 which mainly arose from the Group’s certain subsidiaries, VIEs and the VIEs’ subsidiaries established in the PRC. These net operating losses can be carried forward to offset future taxable income and will expire during the period from 2026 to 2035. As of December 31, 2025, deferred tax assets which arose from the net operating loss carryforwards amounting to RMB867,806 were fully provided for related valuation allowance, while the remaining RMB1,234,305 were expected to be utilized prior to expiration.

Uncertain Tax Positions

The Group did not have significant unrecognized uncertain tax positions or any unrecognized liabilities, interest or penalties associated with unrecognized tax benefit as of and for the years ended December 31, 2023, 2024 and 2025.

(d)	Consumption tax

The Group is subject to consumption tax rate of 3% and related surcharge for the sales of extended – range electric passenger vehicles.